Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Fair Value Measurements - Items subject to fair value measurements disclosure requirements at December 31, 2025 and 2024 were as follows:

	Fair Value Measurements	Level 1
Assets at December 31, 2025:
Registered investment companies:
International - developed markets	$138,670,657	$138,670,657
U.S. large cap value	140,696,231	140,696,231
Fixed income funds	3,940,811	3,940,811
Short-term investment funds	2,455,324	2,455,324
Common stock	101,433,825	101,433,825
Self-Managed brokerage accounts	20,884,590	20,884,590
Total assets in the fair value hierarchy	408,081,438	$408,081,438
Assets measured at NAV (a)	1,004,724,149
Total assets at fair value	$1,412,805,587

	Fair Value Measurements	Level 1
Assets at December 31, 2024:
Registered investment companies:
International - developed markets	$173,421,573	$173,421,573
U.S. large cap value	160,254,977	160,254,977
Fixed income funds	4,869,533	4,869,533
Short-term investment funds	1,811,893	1,811,893
Common stock	104,065,789	104,065,789
Self-Managed brokerage accounts	14,623,914	14,623,914
Total assets in the fair value hierarchy	459,047,679	$459,047,679
Assets measured at NAV (a)	868,965,008
Total assets at fair value	$1,328,012,687
(a)In accordance with FASB authoritative guidance, certain investments that are measured at fair value using the NAV practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for benefits. These Plan assets include investments in common/collective trusts, which are valued at the NAV of shares held by the Plan which is based on the fair market value of the underlying investments in the common/collective trusts. The common/collective trusts underlying assets primarily consist of traded securities that have a variety of investment strategies including domestic and international equity and fixed income funds. There are no unfunded commitments and no participant redemption restrictions for these investments and no redemption notice period applicable to the Plan.